14. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Related Party Transactions [Abstract]
OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES

Related Party Transactions with Ronald P. Erickson

On January 16, 2018, Mr. Erickson was issued 100,000 of restricted common stock at the grant date market value of $0.21 per share.  On January 2, 2019, Mr. Erickson was issued 100,000 shares of restricted common stock at the grant date market value of $1.02 per share.

On January 25, 2018, the Company entered into amendments to two demand promissory notes, totaling $600,000 with Mr. Erickson, our former Chief Executive Officer and current chairman of the board and/or entities in which Mr. Erickson has a beneficial interest. The amendments extend the due date from December 31, 2017 to September 30, 2018 and continue to provide for interest of 3% per annum and a third lien on company assets if not repaid by September 30, 2018 or converted into convertible debentures or equity on terms acceptable to the Holder. On March 16, 2018, the demand promissory notes and accrued interest were converted into convertible notes payable.

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants were valued at $110,545. Because the note is immediately convertible, the warrants and beneficial conversion were expensed as interest. The Company recorded accrued interest of $73,964 as of September 30, 2019. On May 8, 2019, the Company signed Amendment 1 to the convertible redeemable promissory notes, extending the due dates to September 30, 2019 and increasing the interest rate to 6%. On November 26, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to March 31, 2020. On May 11, 2020, the Company signed Amendment 3 to the convertible promissory or OID notes, extending the due dates to September 30, 2020.

On July 9, 2018, the Company repaid a $199,935 Business Loan Agreement with Umpqua Bank from funds previously provided by an entity affiliated with Ronald P. Erickson, our Chairman of the Board. The Company paid $27,041 and issued 800,000 shares of common stock in exchange for the conversion of this debt. Mr. Erickson is an accredited investor. These shares were issued in transactions that were not registered under the Act in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

On October 4, 2019, Ronald P. Erickson voluntarily cancellated a stock option grant for 1,000,000 shares with an exercise price of $3.03 per share. The grant was related to performance and was not vested.

On November 4, 2019, the Company granted a stock option grant to Ronald P. Erickson for 1,200,000 shares with an exercise price of $1.10 per share. The performance grant expires November 4, 2024 and vests upon uplisting to the NASDAQ or NYSE exchanges.

On January 1, 2020, the Company issued 100,000 shares of restricted common stock to Ronald P. Erickson. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $1.90 per share, the market price of the Company’s common stock, or $190,000.

Mr. Erickson and/or entities with which he is affiliated also have accrued compensation, travel and interest of approximately $613,525 and $487,932 as of March 31, 2020 and September 30, 2019, respectively.

Related Party Transaction with Phillip A. Bosua

On February 7, 2018, the Company issued 50,000 shares of our common stock to Phillip A. Bosua under the terms of a consulting agreement dated July 6, 2017. The fair value of the shares issued was $12,000.

On April 10, 2018, the Company issued 2,000,000 shares of our common stock to Phillip A. Bosua under the terms of the Merger Agreement with RAAI common stock. The fair value of the shares issued was $520,000.

On June 25, 2018, we issued 500,000 shares of our common stock to Phillip A. Bosua under the terms of an Employment agreement dated April 10, 2018. The fair value of the shares issued was $165,000.

On June 25, 2018, we closed a debt conversion with an entity controlled by Phillip A. Bosua and issued 255,000 shares of common stock in exchange for the conversion of $63,750 in preexisting debt owed by the Company to this entity.

On July 30, 2018, Mr. Bosua was awarded a stock option grant for 1,000,000 shares of our common stock that was awarded at $1.28 per share and was valued at the black scholes value of $0.96 per share.

On October 4, 2019, Philip A. Bosua voluntarily cancellated a stock option grant for 1,000,000 shares with an exercise price of $3.03 per share. The grants was related to performance and was not vested.

On November 4, 2019, the Company granted a stock option grant to Philip A. Bosua for 1,200,000 shares with an exercise price of $1.10 per share. The performance grant expires November 4, 2024 and vests upon FDA approval of the UBAND blood glucose monitor.

On January 1, 2020, the Company issued 150,000 shares of restricted common stock to Phillip A. Bosua. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $1.90 per share, the market price of the Company’s common stock, or $285,000.

Other Stock Option Grants and Cancellations

During January to May 2018, the Company issued 275,000 shares of restricted common stock to one Named Executive Officer and two directors for services during 2018. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $0.246 per share, the market price of our common stock.

On September 17, 2019, two directors voluntarily forfeited stock option grants for 100,000 shares of common stock with an exercise price of $3.03 per share.

On November 4, 2019, the Company granted stock option grants to two directors totaling 105,000 shares with an exercise price of $1.10 per share. The stock option grants expire in five years. The stock option grants vested immediately.

On January 1, 2020, the Company issued 120,000 shares of restricted common stock to three directors. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $1.90 per share, the market price of the Company’s common stock, or $228,000.

Related Party Transactions with Ronald P. Erickson

See Notes 10, 13 and 15 for related party transactions with Ronald P. Erickson.

On January 16, 2018, Mr. Erickson was issued 100,000 of restricted common stock at the grant date market value of $0.21 per share.  On January 2, 2019, Mr. Erickson was issued 100,000 shares of restricted common stock at the grant date market value of $1.02 per share.

On January 25, 2018, the Company entered into amendments to two demand promissory notes, totaling $600,000 with Mr. Erickson, our former Chief Executive Officer and current chairman of the board and/or entities in which Mr. Erickson has a beneficial interest. The amendments extend the due date from December 31, 2017 to September 30, 2018 and continue to provide for interest of 3% per annum and a third lien on company assets if not repaid by September 30, 2018 or converted into convertible debentures or equity on terms acceptable to the Holder. On March 16, 2018, the demand promissory notes and accrued interest were converted into convertible notes payable.

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833 together with a warrant to purchase up to 1,039,666 shares of common stock of the Company for a period of five years. The initial exercise price of the warrants described above is $0.50 per share, also subject to certain adjustments. The warrants were valued at $110,545. Because the note is immediately convertible, the warrants and beneficial conversion were expensed as interest. The Company recorded accrued interest of $73,964 as of September 30, 2019. On May 8, 2019, the Company signed Amendment 1 to the convertible redeemable promissory notes, extending the due dates to September 30, 2019 and increasing the interest rate to 6%. On November 26, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to March 31, 2020.

On July 9, 2018, the Company repaid a $199,935 Business Loan Agreement with Umpqua Bank from funds previously provided by an entity affiliated with Ronald P. Erickson, our Chairman of the Board. The Company paid $27,041 and issued 800,000 shares of common stock in exchange for the conversion of this debt. Mr. Erickson is an accredited investor. These shares were issued in transactions that were not registered under the Act in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

Mr. Erickson and/or entities with which he is affiliated also have accrued compensation, travel and interest of approximately $657,551 as of September 30, 2018.

Mr. Erickson and/or entities with which he is affiliated also have accrued compensation, travel and interest of approximately $487,932 as of September 30, 2019.

Related Party Transaction with Phillip A. Bosua

On February 7, 2018, the Company issued 50,000 shares of our common stock to Phillip A. Bosua under the terms of a consulting agreement dated July 6, 2017. The fair value of the shares issued was $12,000.

On April 10, 2018, the Company issued 2,000,000 shares of our common stock to Phillip A. Bosua under the terms of the Merger Agreement with RAAI common stock. The fair value of the shares issued was $520,000.

On June 25, 2018, we issued 500,000 shares of our common stock to Phillip A. Bosua under the terms of an Employment agreement dated April 10, 2018. The fair value of the shares issued was $165,000.

On June 25, 2018, we closed a debt conversion with an entity controlled by Phillip A. Bosua and issued 255,000 shares of common stock in exchange for the conversion of $63,750 in preexisting debt owed by the Company to this entity.

On July 30, 2018, Mr. Bosua was awarded a stock option grant for 1,000,000 shares of our common stock that was awarded at $1.28 per share and was valued at the black scholes value of $0.96 per share.

Stock Issuances to Named Executive Officers and Directors

During January to May 2018, the Company issued 275,000 shares of restricted common stock to one Named Executive Officer and two directors for services during 2018. The shares were issued in accordance with the 2011 Stock Incentive Plan and were valued at $0.246 per share, the market price of our common stock.

Stock Option Grant Cancellations

During the year ended September 30, 2019, two directors voluntarily forfeited stock option grants for 100,000 shares of common stock with an exercise price of $3.03 per share.